CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 3,244	$ 5,371
Short-term investment		2,360
Cryptocurrency assets	7,625	5,612	$ 16,859
Total current assets	33,856	35,336
Non-current assets:
Intangible assets, net	2,033	3,299
Total non-current assets	38,740	51,468
TOTAL ASSETS	72,596	86,804
Current liabilities:
Accrued payroll and welfare payable	410	747
Accrued expenses and other liabilities	14,333	4,825
Total current liabilities	44,926	30,839
TOTAL LIABILITIES	47,464	33,676
Shareholders' equity:
Additional paid-in capital	621,837	620,807
Treasury shares	21,604	21,604
Accumulated other comprehensive loss	(4,276)	(3,960)
Total shareholders' equity	25,132	53,128
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	72,596	86,804
Parent Company
Current assets:
Cash and cash equivalents	35	137	$ 126	$ 510
Short-term investment		2,360
Cryptocurrency assets	349	2,811
Other current assets	29,646	32,285
Amounts due from intergroup companies	150,615	169,459
Total current assets	180,645	207,052
Non-current assets:
Investment in subsidiaries	(144,824)	(129,151)
Intangible assets, net	110	125
Total non-current assets	(144,714)	(129,026)
TOTAL ASSETS	35,931	78,026
Current liabilities:
Accrued payroll and welfare payable	79	159
Accrued expenses and other liabilities	10,720	619
Amounts due to intergroup companies		24,120
Total current liabilities	10,799	24,898
TOTAL LIABILITIES	10,799	24,898
Shareholders' equity:
Additional paid-in capital	621,837	620,807
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(4,276)	(3,960)
Accumulated deficit and statutory reserve	(570,879)	(542,169)
Total shareholders' equity	25,132	53,128
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	35,931	78,026
Class A Ordinary shares
Shareholders' equity:
Ordinary shares, value	54	54
Class A Ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares, value	54	54
Class B Ordinary shares
Shareholders' equity:
Ordinary shares, value
Class A preference shares
Shareholders' equity:
Preference shares, Value